OTHER INFORMATION BY NATURE	12 Months Ended
Dec. 31, 2025
Other information by nature [Abstract]
OTHER INFORMATION BY NATURE
11. OTHER INFORMATION BY NATURE

Personnel costs in 2025, 2024 and 2023 amounted to €662,496 thousand, €626,287 thousand and €575,215 thousand, respectively. These amounts include costs that were capitalized in connection with product development activities. In 2025, 2024 and 2023, the average number of employees of the Group was 5,544, 5,327 and 4,960, respectively.

Depreciation of property, plant and equipment amounted to €298,734 thousand, €299,638 thousand and €290,204 thousand for the years ended December 31, 2025, 2024 and 2023, respectively
Amortization of intangible assets amounted to €363,202 thousand, €367,139 thousand and €372,101 thousand for the years ended December 31, 2025, 2024 and 2023, respectively.